Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsidiary Sale Of Stock [Line Items]
Dividend yield					0.00%	0.00%
Loss on disposal of property and equipment					$ (1,274)	$ (1)
Lessee, Operating Lease, Term of Contract					12 months
Deferred Offering Costs					$ 1,900	0
Deferred Revenue					700	100
Other Operating Income (Expense), Net					$ 100	100
Percentage of income tax benefit					50.00%
Income tax interest and penality					$ 0	$ 0
Effect of exchange ratio					$ 0.003051	$ 0.003051
IKENA ONCOLOGY INC
Subsidiary Sale Of Stock [Line Items]
Restricted cash	$ 900		$ 900		$ 900	$ 1,300
Reimbursement of research and development expenses	4,300		4,300
Reimbursement of research and development expenses, received	3,000		3,000
Reimbursement of research and development expenses, receivable	$ 1,300		$ 1,300
Dividend yield		0.00%		0.00%	0.00%	0.00%
Impairment of right of use asset						$ 1,744
Loss on disposal of property and equipment				$ (99)	$ (99)	$ (5)
Lab Equipment [Member] | IKENA ONCOLOGY INC
Subsidiary Sale Of Stock [Line Items]
Property and equipment, estimated useful life					5 years
Electronic Equipment And Software [Member] | IKENA ONCOLOGY INC
Subsidiary Sale Of Stock [Line Items]
Property and equipment, estimated useful life					3 years
Leasehold Improvements [Member]
Subsidiary Sale Of Stock [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]					us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
ASU 2023-07 | IKENA ONCOLOGY INC
Subsidiary Sale Of Stock [Line Items]
Change in accounting principle, ASU, Adopted [true false]					true
Change in accounting principle, ASU, Adoption date					Jan. 01, 2024
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]					true